Segment Reporting (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ARS ($)
Disclosure of operating segments [line items]
Revenue		$ 10,170,612		$ 10,894,651	$ 11,275,368
Operating costs	$ (3,417,885)		$ (3,820,961)		(4,187,323)
Gross profit/ (loss)	6,752,727		7,073,690		7,088,045
Net (loss)/ gain from fair value adjustments in investment properties	(25,863,064)		9,493,115		(5,854,423)
General and administrative expenses	(929,913)		(767,340)		(717,637)
Selling expenses	(452,341)		(526,408)		(508,806)
Other operating results, net	(240,587)		128,502		(24,113)
(Loss)/ profit from operations	(20,733,178)		15,401,559		(16,934)
Share in profit/ (loss) of associates and joint ventures	(404,381)		620,880		265,747
(Loss)/ profit before financing and taxation	(21,137,559)		16,022,439		248,813
Investment properties	60,326,206		84,323,289		72,332,374
Property, plant and equipment	332,300		314,659		371,033
Trading properties	125,131		214,308		215,968
Goodwill	(129,016)		192,088		63,072
Rights to receive units (barter transactions)	90,258		90,535		92,599
Inventories	28,924		38,711		45,765
Investments in associates and joint ventures	1,606,716		2,424,999		1,797,241
Operating assets	62,572,380		87,598,019		74,918,052
Adjustment for Expenses And Collective Promotion Funds [Member]
Disclosure of operating segments [line items]
Revenue	2,595,617		3,071,335		3,281,061
Operating costs	(2,696,840)		(3,112,007)		(3,338,145)
Gross profit/ (loss)	(101,223)		(40,672)		(57,084)
Net (loss)/ gain from fair value adjustments in investment properties
General and administrative expenses
Selling expenses
Other operating results, net	101,223		40,672		57,084
(Loss)/ profit from operations
Share in profit/ (loss) of associates and joint ventures
(Loss)/ profit before financing and taxation
Investment properties
Property, plant and equipment
Trading properties
Goodwill
Rights to receive units (barter transactions)
Inventories
Investments in associates and joint ventures
Operating assets
Adjustment for Share In Profit/ (Loss) of Joint Ventures [Member]
Disclosure of operating segments [line items]
Revenue	(68,199)		(66,276)		(84,101)
Operating costs	40,045		40,897		33,499
Gross profit/ (loss)	(28,154)		(25,379)		(50,602)
Net (loss)/ gain from fair value adjustments in investment properties	586,029		(739,332)		(671,688)
General and administrative expenses	2,127		7,068		6,926
Selling expenses	4,005		5,882		4,717
Other operating results, net	1,989		2,502		(5,109)
(Loss)/ profit from operations	565,996		(749,259)		(715,756)
Share in profit/ (loss) of associates and joint ventures	(511,989)		679,638		351,320
(Loss)/ profit before financing and taxation	54,007		(69,621)		(364,436)
Investment properties	(1,943,476)		(1,744,959)		(1,588,639)
Property, plant and equipment	(38,313)		(688)		(1,332)
Trading properties
Goodwill	(29,097)		(29,097)		(29,097)
Rights to receive units (barter transactions)
Inventories	(636)		(949)		(836)
Investments in associates and joint ventures	1,525,144		1,996,563		1,265,314
Operating assets	(486,378)		220,870		(354,590)
Others [Member]
Disclosure of operating segments [line items]
Revenue	117,471		17,209		1,938
Operating costs	(99,696)		(27,927)		(3,448)
Gross profit/ (loss)	17,775		(10,718)		(1,510)
Net (loss)/ gain from fair value adjustments in investment properties	(183,317)		76,364
General and administrative expenses	(74,797)		(34,993)		(3,350)
Selling expenses	(14,306)		(6,778)		(6,676)
Other operating results, net	(231,481)		26,039		16,294
(Loss)/ profit from operations	(486,126)		49,914		4,758
Share in profit/ (loss) of associates and joint ventures	107,608		(58,758)		(85,573)
(Loss)/ profit before financing and taxation	(378,518)		(8,844)		(80,815)
Investment properties	147,655		259,659
Property, plant and equipment
Trading properties
Goodwill	63,072		192,088		63,072
Rights to receive units (barter transactions)
Inventories
Investments in associates and joint ventures	81,345		427,869		531,927
Operating assets	292,072		879,616		594,999
Urban Properties [Member] | Shopping Malls [Member]
Disclosure of operating segments [line items]
Revenue	5,975,681		6,821,841		6,991,490
Operating costs	(543,242)		(579,980)		(745,096)
Gross profit/ (loss)	5,432,439		6,241,861		6,246,394
Net (loss)/ gain from fair value adjustments in investment properties	(28,393,518)		4,384,337		(5,884,220)
General and administrative expenses	(661,363)		(596,988)		(582,126)
Selling expenses	(370,884)		(424,833)		(401,300)
Other operating results, net	(57,101)		(65,866)		(74,661)
(Loss)/ profit from operations	(24,050,427)		9,538,511		(695,913)
Share in profit/ (loss) of associates and joint ventures
(Loss)/ profit before financing and taxation	(24,050,427)		9,538,511		(695,913)
Investment properties	35,057,487		62,957,708		57,916,057
Property, plant and equipment	180,061		149,490		169,360
Trading properties
Goodwill	7,355		7,355		7,355
Rights to receive units (barter transactions)
Inventories	29,560		39,660		46,601
Investments in associates and joint ventures
Operating assets	35,274,463		63,154,213		58,139,373
Urban Properties [Member] | Offices [Member]
Disclosure of operating segments [line items]
Revenue	1,509,689		865,040		882,218
Operating costs	(82,269)		(93,413)		(71,343)
Gross profit/ (loss)	1,427,420		771,627		810,875
Net (loss)/ gain from fair value adjustments in investment properties	489,406		4,807,771		814,356
General and administrative expenses	(134,598)		(72,184)		(70,973)
Selling expenses	(61,296)		(81,541)		(75,621)
Other operating results, net	(12,535)		(3,818)		(9,506)
(Loss)/ profit from operations	1,708,397		5,421,855		1,469,131
Share in profit/ (loss) of associates and joint ventures
(Loss)/ profit before financing and taxation	1,708,397		5,421,855		1,469,131
Investment properties	21,352,484		19,122,053		13,671,173
Property, plant and equipment	190,552		165,857		203,005
Trading properties
Goodwill	21,742		21,742		21,742
Rights to receive units (barter transactions)
Inventories
Investments in associates and joint ventures
Operating assets	21,564,778		19,309,652		13,895,920
Urban Properties [Member] | Sales and Developments [Member]
Disclosure of operating segments [line items]
Revenue	40,353		185,502		202,762
Operating costs	(35,883)		(48,531)		(62,790)
Gross profit/ (loss)	4,470		136,971		139,972
Net (loss)/ gain from fair value adjustments in investment properties	1,638,336		963,975		(112,871)
General and administrative expenses	(61,282)		(70,243)		(68,114)
Selling expenses	(9,860)		(19,138)		(29,926)
Other operating results, net	(42,682)		128,973		(8,215)
(Loss)/ profit from operations	1,528,982		1,140,538		(79,154)
Share in profit/ (loss) of associates and joint ventures
(Loss)/ profit before financing and taxation	1,528,982		1,140,538		(79,154)
Investment properties	5,712,056		3,728,825		2,333,783
Property, plant and equipment
Trading properties	125,131		214,308		215,968
Goodwill
Rights to receive units (barter transactions)	90,258		90,535		92,599
Inventories
Investments in associates and joint ventures
Operating assets	5,927,445		4,033,668		2,642,350
Total Segment Reporting [Member]
Disclosure of operating segments [line items]
Revenue	7,643,194		7,889,592		8,078,408
Operating costs	(761,090)		(749,851)		(882,677)
Gross profit/ (loss)	6,882,104		7,139,741		7,195,731
Net (loss)/ gain from fair value adjustments in investment properties	(26,449,093)		10,232,447		(5,182,735)
General and administrative expenses	(932,040)		(774,408)		(724,563)
Selling expenses	(456,346)		(532,290)		(513,523)
Other operating results, net	(343,799)		85,328		(76,088)
(Loss)/ profit from operations	(21,299,174)		16,150,818		698,822
Share in profit/ (loss) of associates and joint ventures	107,608		(58,758)		(85,573)
(Loss)/ profit before financing and taxation	(21,191,566)		16,092,060		613,249
Investment properties	62,269,682		86,068,245		73,921,013
Property, plant and equipment	370,613		315,347		372,365
Trading properties	125,131		214,308		215,968
Goodwill	92,169		221,185		92,169
Rights to receive units (barter transactions)	90,258		90,535		92,599
Inventories	29,560		39,660		46,601
Investments in associates and joint ventures	81,345		427,869		531,927
Operating assets	$ 63,058,758		$ 87,377,149		$ 75,272,642